Restatement Of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) (Details) - USD ($)	2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Change in fair value of forward purchase agreement	$ (3,268,581)		$ 5,190,631	$ 349,189	$ 5,190,631	$ (561,099)